Deferred Policy Acquisition Costs, Net of Ceding Commissions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Deferred Policy Acquisition Costs Net Of Ceding Commissions [Abstract]
Deferred Policy Acquisition Costs, Net of Ceding Commissions
6.	Deferred Policy Acquisition Costs, Net of Ceding Commissions
The tables below show the activity regarding deferred policy acquisition costs (“DPAC”) for the three and nine months ended September 30, 2025 and 2024.

	Three Months Ended September 30, 2025
	DPAC, excluding unearned ceding commission	Unearned ceding commission	Total
DPAC, beginning of period	$56,598	$(83,464)	$(26,866)
Policy acquisition costs deferred during the period:
Producer commissions	25,399	—	25,399
Premium taxes	4,112	—	4,112
Other acquisition costs	2,964	—	2,964
Ceding commissions	—	(45,082)	(45,082)

Total policy acquisition costs	32,475	(45,082)	(12,607)
Amortization	(26,161)	42,737	16,576

DPAC, end of period	$62,912	$(85,809)	$(22,897)

	Three Months Ended September 30, 2024
	DPAC, excluding unearned ceding commission	Unearned ceding commission	Total
DPAC, beginning of period	$45,838	$(59,282)	$(13,444)
Policy acquisition costs deferred during the period:
Producer commissions	17,835	—	17,835
Premium taxes	1,652	—	1,652
Other acquisition costs	2,406	—	2,406
Ceding commissions	—	(27,113)	(27,113)

Total policy acquisition costs	21,893	(27,113)	(5,220)
Amortization	(21,594)	26,589	4,995

DPAC, end of period	$46,137	$(59,806)	$(13,669)

	Nine Months Ended September 30, 2025
	DPAC, excluding unearned ceding commission	Unearned ceding commission	Total
DPAC, beginning of period	$38,803	$(70,734)	$(31,931)
Policy acquisition costs deferred during the period:
Producer commissions	72,603	—	72,603
Premium taxes	11,808	—	11,808
Other acquisition costs	8,128	—	8,128
Ceding commissions	—	(135,596)	(135,596)

Total policy acquisition costs	92,539	(135,596)	(43,057)
Amortization	(68,430)	120,521	52,091

DPAC, end of period	$62,912	$(85,809)	$(22,897)

	Nine Months Ended September 30, 2024
	DPAC, excluding unearned ceding commission	Unearned ceding commission	Total
DPAC, beginning of period	$43,080	$(48,216)	$(5,136)
Policy acquisition costs deferred during the period:
Producer commissions	56,686	—	56,686
Premium taxes	5,429	—	5,429
Other acquisition costs	6,291	—	6,291
Ceding commissions	—	(89,233)	(89,233)

Total policy acquisition costs	68,406	(89,233)	(20,827)
Amortization	(65,349)	77,643	12,294

DPAC, end of period	$46,137	$(59,806)	$(13,669)

7.	Deferred Policy Acquisition Costs, Net of Ceding Commissions
The tables below show the activity regarding deferred policy acquisition costs (“DPAC”) for the years ended December 31, 2024 and December 31, 2023. The ending DPAC balance is included in Other Liabilities in the Consolidated Balance Sheets. The unearned ceding commission income is amortized over the effective period of the related insurance policies. For the year ended December 31, 2024 and

December 31, 2023, the Company allocated earned ceding commission income of $57,975, and $37,317 to policy acquisition costs, and $56,906, and $35,625 to general and administrative expenses
, respectively.

	Year Ended December 31, 2024
	DPAC, excluding unearned ceding commission	Unearned ceding commission	Total
DPAC, beginning of year	$43,080	$(48,217)	$(5,137)
Policy acquisition costs deferred during year:
Producer commissions	70,953	—	70,953
Premium taxes	6,977	—	6,977
Other acquisition costs	7,996	—	7,996
Ceding commissions	—	(128,420)	(128,420)

Total policy acquisition costs	85,926	(128,420)	(42,494)
Amortization	(90,203)	105,903	15,700

DPAC, end of year	$38,803	$(70,734)	$(31,931)

	Year Ended December 31, 2023
	DPAC, excluding unearned ceding commission	Unearned ceding commission	Total
DPAC, beginning of year	$35,647	$(35,934)	$(287)
Policy acquisition costs deferred during year:
Producer commissions	69,056	—	69,056
Premium taxes	6,577	—	6,577
Other acquisition costs	7,123	—	7,123
Ceding commissions	—	(81,787)	(81,787)

Total policy acquisition costs	82,756	(81,787)	969
Amortization	(75,323)	69,504	(5,819)

DPAC, end of year	$43,080	$(48,217)	$(5,137)